Consolidated Income Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Turnover	€ 25,714	€ 26,126
Operating profit	4,672	4,589
Which includes non-underlying item credits/(charges) of	(412)	(465)
Net finance costs	(249)	(351)
Finance income	139	86
Finance costs	(378)	(420)
Pensions and similar obligations	(10)	(17)
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies	21	29
Share of net profit/(loss) of joint ventures and associates	89	85
Which includes non-underlying item credits/(charges) of		3
Other income/(loss) from non-current investments and associates		2
Profit before taxation	4,533	4,354
Taxation	(991)	(1,145)
Which includes tax impact of non-underlying items of	102	89
Net profit	3,542	3,209
Attributable to:
Non-controlling interests	258	203
Shareholders' equity	€ 3,284	€ 3,006
Combined earnings per share
Basic earnings per share (€)	€ 1.25	€ 1.15
Diluted earnings per share (€)	€ 1.25	€ 1.14